Putnam
Research
Fund

SEMIANNUAL REPORT

January 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 1/31/97. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 7/31/97.



Portfolio of investments owned
January 31, 1997 (Unaudited)


COMMON STOCKS (98.7%) *
NUMBER OF SHARES                                                                                    VALUE

Aerospace and Defense (2.5%)
---------------------------------------------------------------------------------------------------------
         1,000   Boeing Co.                                                                    $  107,125
           900   Textron, Inc.                                                                     87,638
                                                                                               ----------
                                                                                                  194,763

Apparel (0.8%)
---------------------------------------------------------------------------------------------------------
           900   Nike, Inc. Class B                                                                61,088

Appliances (0.7%)
---------------------------------------------------------------------------------------------------------
         1,100   Whirlpool Corp.                                                                   55,963

Automotive (1.9%)
---------------------------------------------------------------------------------------------------------
         1,000   TRW, Inc.                                                                         50,750
         1,600   General Motors Corp.                                                              94,400
                                                                                               ----------
                                                                                                  145,150

Banks (7.9%)
---------------------------------------------------------------------------------------------------------
         2,700   BankAmerica Corp.                                                                301,388
         1,100   Citicorp                                                                         128,013
         1,600   NationsBank Corp.                                                                172,800
                                                                                               ----------
                                                                                                  602,201

Business Services (1.7%)
---------------------------------------------------------------------------------------------------------
        11,050   Officemax, Inc. +                                                                132,600

Chemicals (3.6%)
---------------------------------------------------------------------------------------------------------
         1,100   Air Products & Chemicals, Inc.                                                    78,513
           900   Eastman Chemical Co.                                                              49,163
         3,300   Union Carbide Corp.                                                              149,738
                                                                                               ----------
                                                                                                  277,414

Computer Services (0.7%)
---------------------------------------------------------------------------------------------------------
         1,100   Electronic Data Systems Corp.                                                     50,600

Computer Software (3.7%)
---------------------------------------------------------------------------------------------------------
         2,000   Baan Co., N.V. (Netherlands) +                                                    90,750
         4,300   Computer Associates Intl., Inc.                                                  195,113
                                                                                               ----------
                                                                                                  285,863

Computers (1.9%)
---------------------------------------------------------------------------------------------------------
           900   IBM Corp.                                                                        141,525

Computer Peripherals (0.8%)
---------------------------------------------------------------------------------------------------------
         1,600   EMC Corp. +                                                                       60,600

Conglomerates (0.7%)
---------------------------------------------------------------------------------------------------------
           800   United Technologies Corp.                                                         55,800

Consumer Products (2.4%)
---------------------------------------------------------------------------------------------------------
         1,300   Kimberly-Clark Corp.                                                             126,750
         1,800   Lowe's Cos., Inc.                                                                 59,625
                                                                                               ----------
                                                                                                  186,375

Electric Utilities (3.4%)
---------------------------------------------------------------------------------------------------------
         4,200   Duke Power Co.                                                                   196,875
         1,900   Pinnacle West Capital Corp.                                                       60,088
                                                                                               ----------
                                                                                                  256,963

Electronics and Electrical Equipment (2.3%)
---------------------------------------------------------------------------------------------------------
         1,300   Applied Materials, Inc. +                                                         64,188
         2,100   Hewlett-Packard Co.                                                              110,513
                                                                                               ----------
                                                                                                  174,701

Farm Equipment (0.7%)
---------------------------------------------------------------------------------------------------------
         1,200   Deere (John) & Co.                                                                51,300

Finance (1.0%)
---------------------------------------------------------------------------------------------------------
         1,200   American Express Co.                                                              74,850

Financial Services (4.9%)
---------------------------------------------------------------------------------------------------------
         1,300   Associates First Capital Corp.                                                    63,213
         4,350   Franklin Resources, Inc.                                                         237,075
         2,075   MBNA Corp.                                                                        71,588
                                                                                               ----------
                                                                                                  371,876

Food and Beverages (4.6%)
---------------------------------------------------------------------------------------------------------
         8,700   PepsiCo, Inc.                                                                    303,413
         2,100   Whitman Corp.                                                                     48,300
                                                                                               ----------
                                                                                                  351,713

Gas Pipelines (1.5%)
---------------------------------------------------------------------------------------------------------
         2,800   Enron Corp.                                                                      115,500

Gas Utilities (0.7%)
---------------------------------------------------------------------------------------------------------
           800   Columbia Gas Systems, Inc.                                                        52,100

Household Products (1.3%)
---------------------------------------------------------------------------------------------------------
         1,500   Corning, Inc.                                                                     53,438
           900   Tupperware Corp. +                                                                42,188
                                                                                               ----------
                                                                                                   95,626

Insurance (3.4%)
---------------------------------------------------------------------------------------------------------
         1,200   American General Corp.                                                            47,850
         1,400   AON Corp.                                                                         90,475
         2,300   Travelers Group Inc.                                                             120,463
                                                                                               ----------
                                                                                                  258,788

Medical Supplies and Devices (1.2%)
---------------------------------------------------------------------------------------------------------
         1,300   Medtronic, Inc.                                                                   89,050

Metals and Mining (1.3%)
---------------------------------------------------------------------------------------------------------
         3,600   Freeport-McMoRan Copper & Gold Co., Inc. Class A                                  98,550

Networking Equipment (1.4%)
---------------------------------------------------------------------------------------------------------
         1,400   Cabletron Systems, Inc. +                                                         48,650
           800   Cisco Systems, Inc. +                                                             55,800
                                                                                               ----------
                                                                                                  104,450

Office Equipment (0.8%)
---------------------------------------------------------------------------------------------------------
         1,000   Xerox Corp.                                                                       58,625

Oil and Gas (7.4%)
---------------------------------------------------------------------------------------------------------
           421   British Petroleum PLC ADR (United Kingdom)                                        59,624
         1,700   Mobil Corp.                                                                      223,125
         6,508   Total Corp. ADR (France)                                                         280,658
                                                                                               ----------
                                                                                                  563,407

Pharmaceuticals (2.6%)
---------------------------------------------------------------------------------------------------------
         2,200   Merck & Co., Inc.                                                                199,650

Pharmaceuticals and Biotechnology (4.9%)
---------------------------------------------------------------------------------------------------------
         1,700   Astra AB ADR (Sweden)                                                             81,388
         2,300   Lilly (Eli) & Co.                                                                200,388
         2,500   Pharmacia & Upjohn, Inc.                                                          93,125
                                                                                               ----------
                                                                                                  374,901

Photography (2.5%)
---------------------------------------------------------------------------------------------------------
         2,200   Eastman Kodak Co.                                                                190,850

Publishing (1.9%)
---------------------------------------------------------------------------------------------------------
         1,300   Gannett Co., Inc.                                                                 99,613
         1,200   Tribune Co.                                                                       45,900
                                                                                               ----------
                                                                                                  145,513

Railroads (1.0%)
---------------------------------------------------------------------------------------------------------
           900   Burlington Northern Santa Fe Corp.                                                78,750

Restaurants (1.4%)
---------------------------------------------------------------------------------------------------------
         2,400   McDonald's Corp.                                                                 109,200

Retail (1.4%)
---------------------------------------------------------------------------------------------------------
         1,100   Nine West Group, Inc. +                                                           56,788
         1,400   Revco D.S., Inc. +                                                                52,500
                                                                                               ----------
                                                                                                  109,288

Satellite Services (0.9%)
---------------------------------------------------------------------------------------------------------
         2,200   PanAmSat Corp. +                                                                   64,900

Semiconductors (5.1%)
---------------------------------------------------------------------------------------------------------
         2,000   Intel Corp.                                                                      324,500
           800   Texas Instruments, Inc.                                                           62,700
                                                                                               ----------
                                                                                                  387,200

Telecommunication Equipment (1.1%)
---------------------------------------------------------------------------------------------------------
         2,100   Tellabs, Inc. +                                                                    86,494

Telephone Services (5.6%)
---------------------------------------------------------------------------------------------------------
         3,500   GTE Corp.                                                                        164,500
         6,400   Sprint Corp.                                                                     260,800
                                                                                               ----------
                                                                                                  425,300

Telephone Utilities (1.6%)
---------------------------------------------------------------------------------------------------------
         1,800   Ericsson (L. M.) Telephone Co. ADR Class B, (Sweden)                              60,609
         1,100   SBC Communications, Inc.                                                          60,363
                                                                                               ----------
                                                                                                  120,972

Tobacco (2.7%)
---------------------------------------------------------------------------------------------------------
         1,100   Philip Morris Cos., Inc.                                                         130,750
         2,200   RJR Nabisco Holdings Corp.                                                        72,050
                                                                                               ----------
                                                                                                  202,800
Wireless Communications (0.8%)
---------------------------------------------------------------------------------------------------------
         2,500   Airtouch Communications, Inc. +                                                   64,688
                                                                                               ----------
                 Total Common Stocks (cost $6,249,240)                                         $7,527,947

SHORT-TERM INVESTMENTS (1.3%) * (cost $99,015)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
        99,000   Interest in $718,546,000 joint repurchase agreement
                   dated January 31, 1997, with Morgan (J.P.) & Co., Inc.,
                   due February 3, 1997, with respect to various
                   U.S. Treasury obligations -- maturing value of
                   $99,046 for an effective yield of 5.55%                                       $ 99,015
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $6,348,255) ***                                       $7,626,962
---------------------------------------------------------------------------------------------------------
   * Percentages indicated are based on net assets of $7,624,780.

   + Non-income producing security.

 *** The aggregate identified cost on a tax basis is $6,366,137, resulting in gross unrealized appreciation and depreciation of $1,339,559 and $78,734, respectively, or net unrealized appreciation of $1,260,825.

     ADR after the name of a foreign holding stands for American Depository
     Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompaning notes are an integral part of these financial statements.





Statement of assets and liabilities
January 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $6,348,255) (Note 1)                                        $7,626,962
---------------------------------------------------------------------------------------
Cash                                                                                331
---------------------------------------------------------------------------------------
Dividends and other receivables                                                   4,658
---------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           13,144
---------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                        7,379
---------------------------------------------------------------------------------------
Total assets                                                                  7,652,474

Liabilities
---------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      5,114
---------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                        1,238
---------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        27
---------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                         13
---------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                        8,843
---------------------------------------------------------------------------------------
Other accrued expenses                                                           12,459
---------------------------------------------------------------------------------------
Total liabilities                                                                27,694
---------------------------------------------------------------------------------------
Net Assets                                                                   $7,624,780

Represented by
---------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $5,939,943
---------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                        759
---------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                           405,371
---------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                    1,278,707
---------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $7,624,780

Computation of net asset value and offering price
---------------------------------------------------------------------------------------
Net asset value per share ($7,624,780 divided by 675,944 shares)                 $11.28
---------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $11.28)*                                  $11.97
---------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1997 (Unaudited)

Investment income:
----------------------------------------------------------------------------------------
Dividends (net of foreign tax of $297)                                          $ 63,042
----------------------------------------------------------------------------------------
Interest                                                                             593
----------------------------------------------------------------------------------------
Total investment income                                                           63,635

Expenses:
----------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  23,610
----------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                     5,763
----------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    784
----------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      20
----------------------------------------------------------------------------------------
Reports to shareholders                                                            3,418
----------------------------------------------------------------------------------------
Auditing                                                                          13,201
----------------------------------------------------------------------------------------
Legal                                                                              2,332
----------------------------------------------------------------------------------------
Other                                                                                118
----------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                  (12,965)
----------------------------------------------------------------------------------------
Total expenses                                                                    36,281
----------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                        (1,810)
----------------------------------------------------------------------------------------
Net expenses                                                                      34,471
----------------------------------------------------------------------------------------
Net investment income                                                             29,164
----------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                 599,418
----------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                     978,183
----------------------------------------------------------------------------------------
Net gain on investments                                                        1,577,601
----------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          $1,606,765
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of changes in net assets

                                                                           For the period
                                                                          October 2, 1995
                                                                           (commencement
                                                        Six months        of operations)
                                                        January 31          to July 31,
                                             ------------------------------------------
                                                           1997*                 1996
---------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------
Net investment income                                    $ 29,164              $ 45,467
---------------------------------------------------------------------------------------
Net realized gain on investments                          599,418               240,380
---------------------------------------------------------------------------------------
Net unrealized appreciation
of investments                                            978,183               300,524
---------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                         1,606,765               586,371
---------------------------------------------------------------------------------------
Distributions to shareholders :
---------------------------------------------------------------------------------------
  From net investment income                              (57,508)              (17,804)
---------------------------------------------------------------------------------------
  From net realized gain on investments                  (434,427)                   --
---------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                    (109,131)            4,050,514
---------------------------------------------------------------------------------------
Total increase in net assets                            1,005,699             4,619,081
---------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------
Beginning of period                                     6,619,081             2,000,000
---------------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $759 and $29,103, respectively)   $7,624,780            $6,619,081
---------------------------------------------------------------------------------------

* Unaudited.

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
                                                                                          For the period
                                                                       Six months        October 2, 1995
                                                                            ended          (commencement
                                                                       January 31          of operations)
                                                                      (unaudited)             to July 31,
                                                                   -------------------------------------------
                                                                             1997                   1996
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                        $9.75                  $8.50
--------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------
Net investment income                                                         .05(d)                 .09(a)(d)
--------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              2.27                   1.21
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                             2.32                   1.30
--------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.09)                  (.05)
--------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.70)                    --
--------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.79)                  (.05)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.28                  $9.75
--------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)                           24.28*                 15.28*
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                   $7,625                 $6,619
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)                                .50*(d)                .86*(d)
--------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)                      .40*(d)                .92*(d)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      53.51*                 80.74*
--------------------------------------------------------------------------------------------------------------
Average commission rate paid                                              $0.0236                $0.0284
--------------------------------------------------------------------------------------------------------------

   * Not annualized.

 (a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

 (b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

 (c) Includes amounts paid through broker service and expense offset arrangements (Note 2).

 (d) Reflects an expense limitation in effect during the period (Note 2). As a result of such limitation, expenses of the fund for the period ending January 31, 1997, and July 31, 1996, reflect a reduction of $0.02 and $0.05 pe rshare respectively.




Notes to financial statements
January 31, 1997 (Unaudited)

Note 1
Significant accounting policies

The fund is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital appreciation by investing primarily in common stocks.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $8,843. These expenses are being amortized on projected net asset levels over a five-year period.

Note 2
Management fee, administrative services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, and 0.38% thereafter.

The shareholders of the fund have approved a new management contract on February 6, 1997, which will take effect on April 1, 1997. The contract provides for a base management fee (as described above) and a performance adjustment based on the investment performance of the fund compared to changes in the value of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index of common stocks frequently used as a general measure of U.S. stock market performance.

The applicable base fee will be increased or decreased for each calendar quarter by an incentive payment or penalty at the annual rate of 0.01% of the fund's average net assets for each 1% increment by which the fund outperforms or underperforms the S&P 500 in excess of 3%, subject to a maximum increase or decrease of 0.07% of average net assets. In determining the extent to which the fund outperforms or underperforms S&P 500, fractional amounts will be rounded to the nearest whole percent.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through June 30, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the trust's distribution plan) would exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended January 31, 1997, fund expenses were reduced by $1,810 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund received an annual Trustees fee of $108 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

For the period ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received no commissions from the sale of shares.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $3,756,062 and $4,355,581, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          51,751         $568,613
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        46,401          491,852
------------------------------------------------------------
                                     98,152        1,060,465

Shares
repurchased                        (101,201)      (1,169,596)
------------------------------------------------------------
Net decrease                         (3,049)      $(109,131)
------------------------------------------------------------

                                         For the period
                                        October 2, 1995
                                       (commencement of
                                         operations) to
                                          July 31, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                         548,532       $5,054,069
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         1,989           17,804
------------------------------------------------------------
                                    550,521        5,071,873

Shares
repurchased                        (106,822)      (1,021,359)
------------------------------------------------------------
Net increase                        443,699       $4,050,514
------------------------------------------------------------

At January 31, 1997, Putnam Management owned 509,128 shares of the fund (75% of shares outstanding) valued at $5,742,964.



Results of February 6, 1997 shareholder meeting
(unaudited)

A meeting of shareholders of the fund was held on February 6, 1997. At the meeting, each of the nominees for Trustees was elected, as follows:

                                                   Votes
                                  Votes for      withheld
Jameson Adkins Baxter              532,008              0
Hans H. Estin                      532,008              0
John A. Hill                       532,008              0
Ronald J. Jackson                  532,008              0
Elizabeth T. Kennan                532,008              0
Lawrence J. Lasser                 532,008              0
Robert E. Patterson                532,008              0
Donald S. Perkins                  532,008              0
William F. Pounds                  532,008              0
George Putnam                      532,008              0
George Putnam, III                 532,008              0
Eli Shapiro                        532,008              0
A.J.C. Smith                       532,008              0
W. Nicholas Thorndike              532,008              0

A proposal to ratify the selection of Price Waterhouse LLP as auditors for the fund was approved as follows: 532,008 votes for, and 0 votes against, with 0 abstentions and broker non-votes.

A proposal for the new management contract between your fund and Putnam Investment Management was approved as follows:
532,008 votes for, and 0 votes against, with 0 abstentions and broker non-votes.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Thomas R. Bogan
Vice President and Fund Manager

Patrick O'Donnell
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Research Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.


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